ALLOWANCES FOR DOUBTFUL RECEIVABLES AND ADVANCES (Tables)	12 Months Ended
Dec. 31, 2015
Allowances for accounts receivable [Member]
ALLOWANCE [Line Items]
Schedule of allowances
	At December 31,
	2013	2014	2015
Beginning of the year	$1,821,755	$4,869,942	$7,638,434
Allowances made during the year	8,354,950	9,526,878	2,516,554
Reversals made during the year	(4,895,549)	(4,090,855)	(2,943,154)
Write off	(485,807)	(2,371,420)	(1,847,631)
Foreign exchange effect	74,593	(296,111)	(211,737)

Closing balance	$4,869,942	$7,638,434	$5,152,466

Allowances for other receivables [Member]
ALLOWANCE [Line Items]
Schedule of allowances
	At December 31,
	2013	2014	2015
Beginning of the year	$8,695,727	$8,904,534	$9,130,804
Allowances (reversal) made during the year	203,101	234,898	(226,533)
Foreign exchange effect	5,706	(8,628)	(21,712)

Closing balance	$8,904,534	$9,130,804	$8,882,559

Allowances for advances for purchases of property, plant and equipment [Member]
ALLOWANCE [Line Items]
Schedule of allowances
	At December 31,
	2013	2014	2015
Beginning of the year	$1,275,355	$1,306,139	$1,286,046
Allowances (reversal) made during the year	(6,640)	12,983	769,367
Foreign exchange effect	37,424	(33,076)	(95,084)

Closing balance	$1,306,139	$1,286,046	$1,960,329

Allowances for advances to suppliers [Member]
ALLOWANCE [Line Items]
Schedule of allowances
	At December 31,
	2013	2014	2015
Beginning of the year	$4,424,649	$4,442,627	$4,459,487
Allowances made during the year	2,629	26,263	1,286
Write-off	-	-	(49)
Foreign exchange effect	15,349	(9,403)	(19,263)

Closing balance	$4,442,627	$4,459,487	$4,441,461